Federal Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of unrecognized tax benefits [Roll Forward]
Balance as of beginning-of-year	$ 53	$ 51
Increases for prior year tax positions	5	2
Settlements for prior year tax positions	(6)
Balance as of end-of-year	$ 52	$ 53